RELATED PARTY TRANSACTIONS (Details Narrative) (USD $)	Dec. 31, 2010	Apr. 26, 2010
Related Party Transactions [Abstract]
Common stock shares granted to acquire exclusive patent rights	300,000	300,000
Options granted to acquire exclusive patent rights	200,000	200,000
Options granted to acquire exclusive patent rights, value	$ 360,000	$ 360,000
Common stock shares granted to acquire exclusive patent rights, value	$ 570,000	$ 570,000